Commitments And Contingencies (Schedule Of Annual Minimum Future Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies [Abstract]
2015	$ 1,135
2016	998
2017	855
2018	267
Total operating leases	$ 3,255